UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21916
                                                     ---------

                         Oppenheimer SMA Core Bond Fund
                         ------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                      Date of reporting period: 09/30/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer SMA Core Bond Fund*

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--4.7%
-----------------------------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., Home Equity Mtg. Obligations,
Series 2005-R3, Cl. A3C, 5.331%, 5/25/35 1                                                          $      63,739   $       63,704
-----------------------------------------------------------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust, Automobile Asset-Backed
Certificates, Series 2005-1, Cl. A4, 5.773%, 4/15/11 1                                                    300,000          298,471
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-WFH3, Asset-Backed Pass-
Through Certificates, Series 2006-WFH4, Cl. A1, 5.555%, 11/25/36 1                                        171,058          170,297
-----------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-11, Asset-Backed
Certificates, Series 2005-11, Cl. AF2, 4.657%, 2/25/36                                                     40,000           39,644
-----------------------------------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts., Series
2007-3, Cl. A3, 2%, 6/15/12 1                                                                             260,000          259,756
-----------------------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable
Obligations, Series 2005-2, Cl. A4, 4.15%, 10/15/10                                                        60,000           59,524
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2006-WMC1, Mtg. Asset-Backed
Certificates, Series 2006-WMC1, Cl. A2B, 5.271%, 1/25/37 1                                                130,000          129,503
-----------------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2006-
2, Cl. 2A2, 5.231%, 7/1/36 1                                                                              130,000          128,201
-----------------------------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates,
Series 2006-BNC3, Cl. A2, 5.171%, 9/25/36 1                                                                60,994           60,504
                                                                                                                    ---------------
Total Asset-Backed Securities (Cost $1,210,587)                                                                          1,209,604

-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--70.5%
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--48.5%
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--48.5%
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 2351, Cl. PZ, 6.50%, 8/15/31                                                                       534,031          546,711
Series 2538, Cl. F, 6.353%, 12/15/32 1                                                                    192,966          194,478
Series 2592, Cl. F, 6.503%, 12/15/32 1                                                                    224,800          227,815
Series 2691, Cl. MG, 4.50%, 10/15/33                                                                      310,000          274,640
Series 2754, Cl. PE, 5%, 2/15/34                                                                          276,000          254,319
Series 2844, Cl. PE, 6.50%, 6/15/34                                                                       211,000          196,365
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed
Security, Series 2989, Cl. TS, 6.10%, 6/15/25 2                                                           947,055           69,273
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/25/19-11/25/19                                                                                 1,594,941        1,537,687
5%, 3/25/18-9/25/33                                                                                     1,919,295        1,874,028
5%, 10/1/21 3                                                                                             260,000          254,841
5%, 11/25/33 4                                                                                          1,048,682        1,004,034
5.50%, 3/25/21-5/25/34                                                                                  3,315,022        3,260,272
6%, 6/25/22-12/25/33                                                                                    1,532,829        1,544,717
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 2001-74, Cl. QE, 6%, 12/25/31 10                                                                    499,463          507,145
Trust 2003-130, Cl. CS, 3.838%, 12/25/33 1                                                                122,446          113,066
Trust 2005-59, Cl. NQ, 4.047%, 5/25/35 1                                                                  123,360          115,192
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2003-26, Cl. XS, 3.01%, 3/25/23 2                                                                 1,111,354           78,787
Trust 2543, Cl. UB, (0.47)%, 11/15/21 2                                                                   660,405           39,121


                       1 | OPPENHEIMER SMA CORE BOND FUND

Oppenheimer SMA Core Bond Fund*

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 342, Cl. 2, 6.79%, 9/1/33 2                                                                   $     648,163   $      165,759
Trust 351, Cl. 9, 4.59%, 10/1/34 2                                                                        739,839          183,594
                                                                                                                    ---------------
                                                                                                                        12,441,844
-----------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--22.0%
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--8.3%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-
Through Certificates, Series 2005-3, Cl. A2, 4.501%, 7/10/43                                               50,000           49,327
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations, Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49 5                                                 260,000          259,112
-----------------------------------------------------------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust 2006-A5, Mtg. Pass-Through
Certificate, Series 2006-A5, Cl. 1A1, 5.531%, 10/25/36 1                                                  190,539          188,922
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp., Commercial Mtg.
Obligations, Series 2006-C1, Cl. A2, 5.512%, 2/15/39                                                      160,000          161,685
-----------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-
Through Certificates, Series 2007-GG9, Cl. A2, 5.381%, 3/10/39 5                                          330,000          331,013
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2006-CB14, Cl. A4, 5.481%, 12/12/44                                                                360,000          359,889
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                                                                 250,000          254,618
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                                                140,000          139,746
-----------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2007-C1, Cl. A2, 5.318%, 1/15/12                                                      30,000           30,056
-----------------------------------------------------------------------------------------------------------------------------------
WAMU, Mtg. Pass-Through Certificates:
Series 2003-AR9, Cl. 2A, 4.048%, 9/25/33 1                                                                 88,470           87,571
Series 2006-AR8, Cl. 2A1, 6.134%, 8/25/36 1                                                               266,810          268,782
                                                                                                                    ---------------
                                                                                                                         2,130,721
-----------------------------------------------------------------------------------------------------------------------------------
MANUFACTURED HOUSING--1.7%
Wells Fargo Mortgage-Backed Securities 2006-AR12, Trust, Mtg. Pass-
Through Certificates, Series 2006-AR12, Cl. 2A1, 6.10%, 9/25/36 1                                         210,342          213,010
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-
Through Certificates, Series 2006-AR2, Cl. 2A5, 5.095%, 3/25/36 1                                         239,142          237,191
                                                                                                                    ---------------
                                                                                                                           450,201
-----------------------------------------------------------------------------------------------------------------------------------
MULTIFAMILY--9.7%
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates:
Series 2003-E, Cl. 2A2, 4.35%, 6/25/33 1                                                                  150,754          152,191
Series 2005-F, Cl. 2A3, 4.718%, 7/25/35 1                                                                 168,975          167,306
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns ARM Trust 2006-4, Mtg. Pass-Through Certificates, Series
2006-4, Cl. 2A1, 5.81%, 10/25/36 1                                                                         94,030           94,669
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-AR5, Mtg. Pass-Through
Certificates, Series 2006-AR5, Cl. 1 A3A, 5.903%, 7/25/36 1                                                72,456           73,550
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO:
Series 2004-28CB, Cl. 2A4, 5.75%, 1/25/35                                                                 140,000          131,203
Series 2008-85CB, Cl. 2A3, 5.50%, 2/25/36                                                                 110,000          107,575
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans Servicing LP, Mtg. Pass-Through Certificates,
Series 2007-HY1, Cl. 1A1, 5.702%, 4/25/37 1                                                               175,334          175,350
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, CMO:
Series 2003-46, Cl. 1 A2, 4.129%, 1/19/34 1                                                               125,236          125,701
Series 2005-HYB1, Cl. 5A1, 5.001%, 3/25/35 1                                                              159,548          156,407
-----------------------------------------------------------------------------------------------------------------------------------


                       2 | OPPENHEIMER SMA CORE BOND FUND

Oppenheimer SMA Core Bond Fund*

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MULTIFAMILY CONTINUED
GMAC Mortgage Corp. Loan Trust, Mtg. Pass-Through Certificates:
Series 2004-J4, Cl. A7, 5.50%, 9/25/34                                                              $     100,000   $       94,588
Series 2005-AR4, Cl. 2A1, 5.295%, 7/19/35 1                                                               195,602          195,790
-----------------------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through Certificates,
Series 2005-AR7, Cl. 3A1, 5.161%, 11/25/35 1                                                              279,773          279,030
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2007-2, Mtg. Pass-Through
Certificates, Series 2007-2, Cl. 2A1, 6.009%, 6/25/37 1,3                                                 229,516          234,031
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-AA Trust, Mtg. Pass-
Through Certificates, Series 2004-AA, Cl. 2A, 4.995%, 12/25/34 1                                           54,337           53,857
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-S Trust, Mtg. Pass-Through
Certificates, Series 2004-S, Cl. A1, 3.539%, 9/25/34 1                                                     44,402           43,596
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR2 Trust, Mtg. Pass-
Through Certificates, Series 2005-AR2, Cl. 2A2, 4.545%, 3/25/35 1                                          34,224           33,869
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR4, Trust, Mtg. Pass-
Through Certificates, Series 2005-AR4, Cl. 2A2, 4.524%, 4/25/35 1                                          55,468           54,891
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg. Pass-
Through Certificates, Series 2006-AR10, Cl. 2A1, 5.645%, 7/25/36 1                                         85,365           85,260
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg. Pass-
Through Certificates, Series 2006-AR10, Cl. 4A1, 5.56%, 7/25/36 1                                         117,321          116,791
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-
Through Certificates, Series 2006-AR2. Cl. 2A6, 5.091%, 3/25/36 1                                          49,478           49,218
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg. Pass-
Through Certificates, Series 2006-AR6, Cl. 3A1, 5.094%, 3/25/36 1                                          50,679           50,538
                                                                                                                    ---------------
                                                                                                                         2,475,411
-----------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--2.3%
Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg. Pass-Through
Certificates, Series 2006-AR, Cl. 5A3, 5.424%, 6/25/36 1                                                   70,000           69,327
-----------------------------------------------------------------------------------------------------------------------------------
WAMU, Mtg. Pass-Through Certificates:
Series 2006-AR12, Cl. 2A1, 5.75%, 10/25/36 1                                                              254,339          253,186
Series 2007-HY6, Cl. 2A1, 5.704%, 6/25/37 1                                                               165,583          164,199
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2003-6 Trust, Mtg. Pass-Through
Certificates, Series 2003-6, Cl. 1A1, 5%, 6/25/18                                                          95,688           93,285
                                                                                                                    ---------------
                                                                                                                           579,997
                                                                                                                    ---------------
Total Mortgage-Backed Obligations (Cost $17,905,030)                                                                    18,078,174

-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--0.3%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.75%, 2/15/37 (Cost $76,424)                                                         78,000           77,007
-----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--11.6%
-----------------------------------------------------------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                                            100,000          102,014
-----------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bonds 6                                                               280,000          246,389
-----------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                                                    80,000           73,374
-----------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.25% Sr. Unsec. Nts., 7/15/08                                                        100,000          100,500
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10                                                     220,000          224,526
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8% Bonds, 11/1/31                                                         90,000           88,530
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                                             215,000          200,945
-----------------------------------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 6,7                                                       300,000          266,409
-----------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 1                                                    200,000          190,112
-----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec. Nts., 8/15/33                                           75,000           78,820
-----------------------------------------------------------------------------------------------------------------------------------


                       3 | OPPENHEIMER SMA CORE BOND FUND

Oppenheimer SMA Core Bond Fund*

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Media LLC, 7.75% Sr. Nts., 7/15/09                                                          $     150,000   $      153,789
-----------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds, 12/15/36 1                                                    210,000          200,344
-----------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                                                               150,000          149,625
-----------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15                                             90,000           91,537
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 7                                               100,000          123,051
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 7                                                 150,000          184,292
-----------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 9.625% Sr. Sec. Nts., 5/1/11                                                       110,000          123,981
-----------------------------------------------------------------------------------------------------------------------------------
SLM Corp., 4% Nts., 1/15/09                                                                               105,000          101,204
-----------------------------------------------------------------------------------------------------------------------------------
Valero Logistics Operations LP, 6.05% Nts., 3/15/13                                                       120,000          120,587
-----------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The) Credit Linked Certificate Trust, 6.75% Nts., 4/15/09 5                          145,000          146,450
                                                                                                                    ---------------
Total Corporate Bonds and Notes (Cost $2,928,621)                                                                        2,966,479

                                                                                                           SHARES
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--14.7%
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl.E 8,9 (Cost $3,763,322)                                 3,763,322        3,763,322
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $25,883,984)                                                              101.8%      26,094,586
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                        (1.8)        (472,633)

                                                                                                    -------------------------------
NET ASSETS                                                                                                  100.0%  $   25,621,953
                                                                                                    ===============================

*     COMMENCEMENT OF OPERATIONS WAS JULY 23, 2007.

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $536,534 or 2.09% of the Fund's net assets as of September 30, 2007.

3. When-issued security or forward commitment to be delivered and settled after September 30, 2007. See accompanying Notes.

4. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $99,439. See accompanying Notes.

5. Illiquid security. The aggregate value of illiquid securities as of September 30, 2007 was $736,575, which represents 2.87% of the Fund's net assets. See accompanying Notes.

6. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $573,752 or 2.24% of the Fund's net assets as of September 30, 2007.

8. Rate shown is the 7-day yield as of September 30, 2007.

9. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                              SHARES         GROSS         GROSS               SHARES
                                                       JULY 23, 2007     ADDITIONS    REDUCTIONS   SEPTEMBER 30, 2007
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                 -    28,739,363    24,976,041            3,763,322

                                                                                                             DIVIDEND
                                                                                           VALUE               INCOME
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                   $ 3,763,322   $          122,633


                       4 | OPPENHEIMER SMA CORE BOND FUND

Oppenheimer SMA Core Bond Fund*

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT
                                                                                                       SOLD SHORT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATION SOLD SHORT--(0.6)%
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.50%, 10/1/36 (Proceeds $(166,420))                               $    (170,000)  $     (166,520)

10. All or a portion of the security was segregated by the Fund in the amount of $170,000, which represented 102.09% of the market value of securities sold short. See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES SOLD SHORT. The Fund may sell short when-issued securities for future settlement when it holds securities that may be used to cover the short sales. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss for the value of the open short position. The Fund records a realized gain or loss when the short position is closed out.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2007, the Fund had purchased $486,026 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.


                       5 | OPPENHEIMER SMA CORE BOND FUND

Oppenheimer SMA Core Bond Fund*

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of September 30, 2007, the Fund had outstanding futures contracts as follows:


                       6 | OPPENHEIMER SMA CORE BOND FUND

Oppenheimer SMA Core Bond Fund*

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                               UNREALIZED
                             EXPIRATION   NUMBER OF      VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION              DATES   CONTRACTS   SEPTEMBER 30, 2007   (DEPRECIATION)
------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE

U.S. Long Bonds                12/19/07      25       $        2,783,594   $        1,064
U.S. Treasury Nts., 10 yr.     12/19/07       4                  437,125              259
                                                                           ---------------
                                                                                    1,323
                                                                           ---------------

CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.      12/31/07       2                 (414,094)            (630)
U.S. Treasury Nts., 5 yr.      12/31/07      11               (1,177,344)          (5,227)
                                                                           ---------------
                                                                                   (5,857)
                                                                           ---------------
                                                                           $       (4,534)
                                                                           ===============

CREDIT DEFAULT SWAP CONTRACTS

A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps to hedge an existing position or to obtain exposure to a security or market by purchasing or selling credit protection. The Fund may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security.

The periodic interest fees are accrued daily as a component of unrealized appreciation (depreciation) and are recorded as realized gain (loss) upon payment. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Credit default swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, adverse pricing when purchasing bonds to satisfy its delivery obligation, and the need to fund the delivery obligation (either cash or defaulted securities depending on whether the Fund is the purchaser or seller of the credit default swap contract, respectively).

Information regarding such credit default swaps as of September 30, 2007 is as follows:

                                           BUY/SELL     NOTIONAL
                                             CREDIT       AMOUNT   PAY/RECEIVE   TERMINATION           PREMIUM
COUNTERPARTY      REFERENCE ENTITY       PROTECTION       (000S)    FIXED RATE         DATES   PAID/(RECEIVED)        VALUE
----------------------------------------------------------------------------------------------------------------------------
Barclays Bank     Merrill Lynch & Co.,
plc               Inc.                         Sell   $      255         0.680%      9/20/08   $             -   $      864
----------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:

                  ArvinMeritor, Inc.           Sell          105         2.750       9/20/08                 -        1,374
                  Beazer Homes USA,
                  Inc.                         Sell          105         7.000       6/20/08                 -       (5,496)

                  CDX.NA.HY.8 Index            Sell           55         2.750       6/20/12            (4,400)      (1,170)

                  Intelsat Ltd.                Sell           65         3.450       9/20/08                 -           93


                       7 | OPPENHEIMER SMA CORE BOND FUND

Oppenheimer SMA Core Bond Fund*

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                  Pulte Homes, Inc.            Sell          150         3.450       9/20/09                 -       (1,225)
                  Quebecor World,
                  Inc.                         Sell          100         2.600       9/20/08                 -          831

                  Saks, Inc.                   Sell          105         2.000       9/20/08                 -          889
                  The Goodyear Tire
                  & Rubber Co.                 Sell          100         1.550       9/20/08                 -        1,021

                  Vale Overseas Ltd.           Sell          125         1.270       8/20/17                 -          888
----------------------------------------------------------------------------------------------------------------------------
Deutsche
Bank AG:
                  ABX.HE.AA.06-2
                  Index                        Sell           30         0.170       5/25/46            (3,600)      (3,151)

                  CDX.NA.HY.8 Index            Sell           55         2.750       6/20/12            (3,786)      (1,190)

                  CDX.NA.HY.8 Index            Sell           55         2.750       6/20/12            (4,774)      (1,190)

                  CDX.NA.HY.8 Index            Sell           55         2.750       6/20/12            (3,330)      (1,190)

                  CDX.NA.HY.8 Index            Sell           30         2.750       6/20/12            (2,414)        (649)

                  Centex Corp.                 Sell          100         1.550       9/20/09                 -       (3,183)

                  Citi Group, Inc.             Sell          150         1.200       9/20/08                 -       (1,940)
                  Countrywide Home
                  Loans, Inc.                  Sell           65         3.250       9/20/08                 -       (1,059)

                  CVRD Inco Ltd.                Buy          125         0.660       9/20/17                 -       (1,237)
                  Georgia-Pacific
                  Corp.                        Sell          100         1.750       9/20/08                 -        1,142

                  Intelsat Ltd.                Sell           25         2.850       9/20/08                 -          112
                  Lehman Brothers
                  Holdings, Inc.               Sell          130         1.410       9/20/08                 -          757

                  MBIA, Inc.                   Sell          125         1.300       9/20/08                 -         (399)

                  Owens-Illinois, Inc.         Sell           55         1.250       9/20/08                 -          323
                  Standard Pacific
                  Corp.                        Sell          105         6.400       9/20/08                 -       (6,298)
                  The Bear Stearns
                  Cos., Inc.                   Sell          255         2.350       9/20/08                 -        3,319

                  TXU Corp.                    Sell          190         2.550       9/20/08                 -         (158)
----------------------------------------------------------------------------------------------------------------------------
Lehman
Brothers
Special
Financing,
Inc.:

                  D.R. Horton, Inc.            Sell          190         4.200      12/20/08                 -         (111)
                  K. Hovnanian
                  Enterprises, Inc.            Sell          100         7.500       9/20/08                 -       (1,954)

                  Levi Strauss & Co.           Sell          100         1.600       9/20/08                 -          408


                       8 | OPPENHEIMER SMA CORE BOND FUND

Oppenheimer SMA Core Bond Fund*

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                  Morgan Stanley               Sell          255         0.640       9/20/08                 -          758

                  Rite Aid Corp.               Sell          100         3.250       9/20/08                 -          768

                  Saks, Inc.                   Sell          100         1.700       9/20/08                 -          651
                  Tenet Healthcare
                  Corp.                        Sell          100         4.900       3/20/09                 -         (142)

                  Toys "R" Us, Inc.            Sell          100         3.250       9/20/08                 -          340
----------------------------------------------------------------------------------------------------------------------------
Morgan
Stanley
Capital
Services, Inc.:
                  ABX.HE.AA.06-2
                  Index                        Sell           40         0.170       5/25/46            (4,000)      (4,358)

                  CDX.NA.HY.8 Index            Sell           55         2.750       6/20/12            (3,596)      (1,124)
                  Countrywide Home
                  Loans, Inc.                  Sell          315         0.750       9/20/08                 -      (11,081)

                  First Data Corp.             Sell          105         3.600       9/20/08                 -        1,396
                  Harrah's Operating
                  Co., Inc.                    Sell          190         2.200       9/20/08                 -          990

                  J.C. Penney Co., Inc.        Sell           60         1.070      12/20/17                 -         (181)

                  Kohl's Corp.                 Buy            90         0.660      12/20/17                 -           (2)

                  Lear Corp.                   Sell          105         2.250       9/20/08                 -          666
                  Lehman Brothers
                  Holdings, Inc.               Sell          125         0.700       9/20/10                 -          553

                  Lennar Corp.                 Sell          190         2.900      12/20/08                 -       (1,534)
                  Residential Capital
                  LLC                          Sell          150         6.120       9/20/08                 -       (7,627)

                  Sara Lee Corp.                Buy          190         0.418       9/20/12                 -       (1,683)
                                                                                               -----------------------------
                                                                                               $       (29,900)  $  (41,189)
                                                                                               =============================

INTEREST RATE SWAP CONTRACT

An interest rate swap is an agreement under which a set of future cash flows is exchanged between two counterparties. Interest rate swaps involve the exchange of rights to receive or commitments to pay interest. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Interest rate swaps are marked to market daily using primarily quotations from counterparties, and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap agreements entail both interest rate risk and credit risk. There is a risk, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual


                       9 | OPPENHEIMER SMA CORE BOND FUND

Oppenheimer SMA Core Bond Fund*

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

As of September 30, 2007, the Fund had entered into the following interest rate swap agreements:

            SWAP    NOTIONAL     PAID BY   RECEIVED BY   TERMINATION
    COUNTERPARTY      AMOUNT    THE FUND      THE FUND         DATES      VALUE
--------------------------------------------------------------------------------
                                  Three-
   Credit Suisse               Month USD
   International   $ 280,000   BBA LIBOR        0.0543%       8/7/17   $  5,015
--------------------------------------------------------------------------------
                                  Three-
                               Month USD
Deutsche Bank AG     230,000   BBA LIBOR        0.0545        8/8/17      4,330
                                                                       ---------
                                                                       $  9,345
                                                                       =========

Index abbreviation is as follows:

BBA LIBOR   British Bankers' Association London-Interbank Offered Rate

TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of September 30, 2007, the Fund had entered into the following total return swap agreements:

                            NOTIONAL                                                    TERMINATION
SWAP COUNTERPARTY             AMOUNT        PAID BY THE FUND     RECEIVED BY THE FUND         DATES      VALUE
---------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                                                               If positive, the Total
                                            If negative, the     Return of the Lehman
                                       absolute value of the       Brothers U.S. CMBS
                                        Lehman Brothers U.S.     AAA 8.5+ Index minus
                          $  270,000     CMBS AAA 8.5+ Index          45 basis points        2/1/08   $  1,699

                                                               If positive, the Total
                                            If negative, the     Return of the Lehman
                                       absolute value of the       Brothers U.S. CMBS
                                        Lehman Brothers U.S.   AAA 8.5+ Index plus 60
                             790,000     CMBS AAA 8.5+ Index             basis points        2/1/08      5,662


                            10 | OPPENHEIMER SMA CORE BOND FUND

Oppenheimer SMA Core Bond Fund*

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                               If positive, the Total
                                            If negative, the     Return of the Lehman
                                       absolute value of the       Brothers U.S. CMBS
                                        Lehman Brothers U.S.   AAA 8.5+ Index plus 25
                              60,000     CMBS AAA 8.5+ Index             basis points        2/1/08        413
---------------------------------------------------------------------------------------------------------------

                                            If negative, the   If positive, the Total
                                       absolute value of the     Return of the Lehman
        Lehman Brothers                 Lehman Brothers U.S.       Brothers U.S. CMBS
Special Financing, Inc.      340,000     CMBS AAA 8.5+ Index           AAA 8.5+ Index        2/1/08     (2,218)
---------------------------------------------------------------------------------------------------------------
         Morgan Stanley
Capital Services, Inc.:
                                                               If positive, the Total
                                            If negative, the     Return of the Lehman
                                       absolute value of the       Brothers U.S. CMBS
                                        Lehman Brothers U.S.    AAA 8.5+Index plus 65
                             648,000     CMBS AAA 8.5+ Index             basis points       1/31/08      4,624

                                                               If positive, the Total
                                            If negative, the     Return of the Lehman
                                       absolute value of the       Brothers U.S. CMBS
                                        Lehman Brothers U.S.       AAA 8.5+Index plus
                             500,000     CMBS AAA 8.5+ Index         110 basis points       1/31/08      3,743
                                                                                                      ---------
                                                                                                      $ 13,923
                                                                                                      =========

Abbreviation is as follows:

CMBS        Commercial Mortgage Backed Securities

ILLIQUID SECURITIES

As of September 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                       11 | OPPENHEIMER SMA CORE BOND FUND

Oppenheimer SMA Core Bond Fund*

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Federal tax cost of securities           $  25,883,984
Federal tax cost of other investments        1,633,816
                                         --------------
Total federal tax cost                   $  27,517,800
                                         ==============

Gross unrealized appreciation            $     280,182
Gross unrealized depreciation                  (92,036)
                                         --------------
Net unrealized appreciation              $     188,146
                                         ==============


                       12 | OPPENHEIMER SMA CORE BOND FUND


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer SMA Core Bond Fund

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/14/2007